Condensed Parent Company Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Securities:
Available for sale, at fair value	$ 518,614		$ 484,211	$ 600,300
Other assets	7,655		11,673	7,009
Total Assets	1,476,804		1,436,441	1,407,303
Liabilities and Shareholders' Equity
Short-term debt	12,300		5,788	14,746
Long-term debt	1,605		500	1,100
Other liabilities	3,954		1,285	1,824
Total Liabilities	1,340,396		1,313,036	1,273,122
Shareholders' Equity	136,408	125,061	123,405	134,181	126,602
Total Liabilities and Shareholders' Equity	1,476,804		1,436,441	1,407,303
Operating Expenses
Interest expense	6,978	8,561	11,134	13,120
Salaries & Benefits	11,736	10,767	14,368	13,668
Income before Income Tax Benefit and Increase in Equity in Undistributed Earnings of Subsidiary	12,673	9,846	13,723	17,920
Income tax benefit	(4,247)	(3,367)	(4,577)	(5,861)
Net income	8,426	6,479	9,146	12,059
Less preferred stock dividends	(296)	(615)	(713)	(1,972)
Net Income Available to Common Shareholders	8,130	5,864	8,433	10,087
Cash Flows from Operating Activities:
Net income	8,426	6,479	9,146	12,059
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Loss on sale of securities	(300)	(1,556)	(1,571)	(4,868)
Net Cash Provided by Operating Activities	14,746	14,053	17,166	16,899
Cash Flows From Investing Activities:
Proceeds from maturities, calls and sales of AFS securities	467,335	579,284	626,433	782,706
Funds Invested in AFS securities	(490,898)	(478,595)	(533,320)	(884,258)
Net Cash Provided by (Used In) Investing Activities	(70,278)	(61,093)	(78,104)	(82,780)
Cash Flows from Financing Activities:
Proceeds from long-term debt	1,555	0	0	0
Repayment of long-term debt	(450)	(450)	(600)	(2,100)
Repurchase of common stock			0	(54)
Dividends paid	(3,316)	(3,635)	(4,740)	(6,007)
Net Cash (Used In) Provided by Financing Activities	21,595	21,637	36,189	39,672
Net Decrease in Cash and Cash Equivalents	(33,937)	(25,403)	(24,749)	(26,209)
Cash and cash equivalents at the beginning of the period	61,484	86,233	86,233	112,442
Cash and Cash Equivalents at the End of the Period	27,547	60,830	61,484	86,233
First Guaranty Bancshares, Inc. [Member]
Assets
Cash			433	1,291
Investment in bank subsidiary			123,681	135,538
Investment Securities:
Available for sale, at fair value			64	64
Other assets			1,748	407
Total Assets			125,926	137,300
Liabilities and Shareholders' Equity
Short-term debt			1,800	1,800
Long-term debt			500	1,100
Other liabilities			221	219
Total Liabilities			2,521	3,119
Shareholders' Equity			123,405	134,181
Total Liabilities and Shareholders' Equity			125,926	137,300
Operating Income
Dividends received from bank subsidiary			4,669	6,400
Other income			90	1
Total Operating Income			4,759	6,401
Operating Expenses
Interest expense			115	91
Salaries & Benefits			88	101
Other Expenses			449	667
Total Operating Expenses			652	859
Income before Income Tax Benefit and Increase in Equity in Undistributed Earnings of Subsidiary			4,107	5,542
Income tax benefit			212	373
Income before Increase in Equity in Undistributed Earnings of Subsidiary			4,319	5,915
Increase in equity in undistributed earnings of subsidiary			4,827	6,144
Net income			9,146	12,059
Less preferred stock dividends			(713)	(1,972)
Net Income Available to Common Shareholders			8,433	10,087
Cash Flows from Operating Activities:
Net income			9,146	12,059
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
(Increase) in equity in undistributed earnings of subsidiary			(4,827)	(6,144)
Loss on sale of securities			0	2
Net change in other liabilities			2	32
Net change in other assets			161	(122)
Net Cash Provided by Operating Activities			4,482	5,827
Cash Flows From Investing Activities:
Proceeds from maturities, calls and sales of AFS securities			0	248
Funds Invested in AFS securities			0	(41)
Net Cash Provided by (Used In) Investing Activities			0	207
Cash Flows from Financing Activities:
Proceeds from short-term debt			0	1,800
Proceeds from long-term debt			0	0
Repayment of long-term debt			(600)	(2,100)
Repurchase of common stock			0	(54)
Dividends paid			(4,740)	(6,007)
Net Cash (Used In) Provided by Financing Activities			(5,340)	(6,361)
Net Decrease in Cash and Cash Equivalents			(858)	(327)
Cash and cash equivalents at the beginning of the period		1,291	1,291	1,618
Cash and Cash Equivalents at the End of the Period			$ 433	$ 1,291